Operating leases right-of-use assets and lease liabilities - Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Amortization of right-of-use assets	$ 2,691	$ 3,041
Interest	579	666
Total lease cost	$ 3,270	$ 3,707